Other Financial Assets At Amortised Cost - Summary of Other Financial Assets at Amortised Cost (Detail) - Other Financial Assets [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets at amortised cost [line items]
Financial assets at amortised cost	£ 7,056	£ 7,229
Asset backed securities [member]
Financial assets at amortised cost [line items]
Financial assets at amortised cost	532	720
Debt Securities [member]
Financial assets at amortised cost [line items]
Financial assets at amortised cost	£ 6,524	£ 6,509